Other information about investments - Joint arrangements and associates - Plenitude & Power (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 NOK (kr)	Dec. 31, 2023 PLN (zł)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Joint arrangements and associates
Share capital	€ 4,005,000,000				€ 4,005,000,000
ENI SpA
Joint arrangements and associates
Share capital	€ 4,005,358,876				€ 4,005,358,876
Plenitude | Italy | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	Atis Floating Wind Srl (†)
Registered office	Milan
Country of operation	Italy
Share capital	€ 10,000
Consolidation or valuation method	Eq.
Plenitude | Italy | Joint Arrangement Or Associate One [Member] | Eni New Energy SpA
Joint arrangements and associates
% Ownership	70.00%
Plenitude | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Joint arrangements and associates
% Ownership	30.00%
Plenitude | Italy | Joint Arrangement Or Associate Two [Member]
Joint arrangements and associates
Company name	Bettercity SpA
Registered office	Bergamo
Country of operation	Italy
Share capital	€ 4,050,000
Consolidation or valuation method	Eq.
Plenitude | Italy | Joint Arrangement Or Associate Two [Member] | Eni Plenitude Spa SB
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Italy | Joint Arrangement Or Associate Two [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Italy | Joint Arrangement Or Associate Three [Member]
Joint arrangements and associates
Company name	Evogy Srl Società Benefit
Registered office	Seriate (BG)
Country of operation	Italy
Share capital	€ 11,785.71
Consolidation or valuation method	Eq.
Plenitude | Italy | Joint Arrangement Or Associate Three [Member] | Evolvere Venture Spa
Joint arrangements and associates
% Ownership	45.45%
Plenitude | Italy | Joint Arrangement Or Associate Three [Member] | Third parties
Joint arrangements and associates
% Ownership	54.55%
Plenitude | Italy | Joint Arrangement Or Associate Four [Member]
Joint arrangements and associates
Company name	GreenIT SpA (†)
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital	€ 50,000
Consolidation or valuation method	Eq.
Plenitude | Italy | Joint Arrangement Or Associate Four [Member] | Eni Plenitude Spa SB
Joint arrangements and associates
% Ownership	51.00%
Plenitude | Italy | Joint Arrangement Or Associate Four [Member] | Third parties
Joint arrangements and associates
% Ownership	49.00%
Plenitude | Italy | Joint Arrangement Or Associate Five [Member]
Joint arrangements and associates
Company name	Hergo Renewables SpA (†)
Registered office	Milan
Country of operation	Italy
Share capital	€ 50,000
Consolidation or valuation method	Eq.
Plenitude | Italy | Joint Arrangement Or Associate Five [Member] | Eni Plenitude Spa SB
Joint arrangements and associates
% Ownership	65.00%
Plenitude | Italy | Joint Arrangement Or Associate Five [Member] | Third parties
Joint arrangements and associates
% Ownership	35.00%
Plenitude | Italy | Joint Arrangement Or Associate Six [Member]
Joint arrangements and associates
Company name	Krimisa Floating Wind Srl (†)
Registered office	Milan
Country of operation	Italy
Share capital	€ 10,000
Consolidation or valuation method	Eq.
Plenitude | Italy | Joint Arrangement Or Associate Six [Member] | Eni New Energy SpA
Joint arrangements and associates
% Ownership	70.00%
Plenitude | Italy | Joint Arrangement Or Associate Six [Member] | Third parties
Joint arrangements and associates
% Ownership	30.00%
Plenitude | Italy | Joint Arrangement Or Associate Seven [Member]
Joint arrangements and associates
Company name	Messapia Floating Wind Srl (†)
Registered office	Milan
Country of operation	Italy
Share capital	€ 10,000
Consolidation or valuation method	Eq.
Plenitude | Italy | Joint Arrangement Or Associate Seven [Member] | Eni New Energy SpA
Joint arrangements and associates
% Ownership	70.00%
Plenitude | Italy | Joint Arrangement Or Associate Seven [Member] | Third parties
Joint arrangements and associates
% Ownership	30.00%
Plenitude | Italy | Joint Arrangement Or Associate Eight [Member]
Joint arrangements and associates
Company name	Renewable Dispatching Srl
Registered office	Milan
Country of operation	Italy
Share capital	€ 200,000
Consolidation or valuation method	Eq.
Plenitude | Italy | Joint Arrangement Or Associate Eight [Member] | Evolvere Venture Spa
Joint arrangements and associates
% Ownership	40.00%
Plenitude | Italy | Joint Arrangement Or Associate Eight [Member] | Third parties
Joint arrangements and associates
% Ownership	60.00%
Plenitude | Italy | Joint Arrangement Or Associate Nine [Member]
Joint arrangements and associates
Company name	Siel Agrisolare Srl (†)
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
Consolidation or valuation method	Eq.
Plenitude | Italy | Joint Arrangement Or Associate Nine [Member] | Eni Plen. S&M Italia Srl
Joint arrangements and associates
% Ownership	51.00%
Plenitude | Italy | Joint Arrangement Or Associate Nine [Member] | Third parties
Joint arrangements and associates
% Ownership	49.00%
Plenitude | Italy | Joint Arrangement Or Associate Ten [Member]
Joint arrangements and associates
Company name	Tate Srl
Registered office	Bologna
Country of operation	Italy
Share capital	€ 408,509.29
Consolidation or valuation method	Eq.
Plenitude | Italy | Joint Arrangement Or Associate Ten [Member] | Evolvere Venture Spa
Joint arrangements and associates
% Ownership	36.00%
Plenitude | Italy | Joint Arrangement Or Associate Ten [Member] | Third parties
Joint arrangements and associates
% Ownership	64.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member]
Joint arrangements and associates
Company name	Bluebell Solar Class A Holdings II Llc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $				$ 82,351,634
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member] | Eni New Energy US Inc
Joint arrangements and associates
% Ownership	99.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member] | Third parties
Joint arrangements and associates
% Ownership	1.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member]
Joint arrangements and associates
Company name	Clarensac Solar SAS
Registered office	Fuveau (France)
Country of operation	France
Share capital	€ 25,000
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member] | Eni Plen. Op. Fr. SAS
Joint arrangements and associates
% Ownership	40.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member] | Third parties
Joint arrangements and associates
% Ownership	60.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member]
Joint arrangements and associates
Company name	Enera Conseil SAS (†)
Registered office	Clichy (France)
Country of operation	France
Share capital	€ 9,690
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member] | Eni G and P France Sa
Joint arrangements and associates
% Ownership	51.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member] | Third parties
Joint arrangements and associates
% Ownership	49.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member]
Joint arrangements and associates
Company name	EnerOcean SL (†)
Registered office	Malaga (Spain)
Country of operation	Spain
Share capital	€ 493,320
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member] | Eni Plenitude Spa SB
Joint arrangements and associates
% Ownership	37.70%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member] | Third parties
Joint arrangements and associates
% Ownership	62.30%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member]
Joint arrangements and associates
Company name	Evacuación San Serván 400 SL (†)
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member] | Renopool 1 SLU
Joint arrangements and associates
% Ownership	68.77%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member] | Third parties
Joint arrangements and associates
% Ownership	31.23%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member]
Joint arrangements and associates
Company name	Guillena 400 Promotores SL (†)
Registered office	Seville (Spain)
Country of operation	Spain
Share capital	€ 3,000
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Almazara Solar SLU
Joint arrangements and associates
% Ownership	6.99%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Atlante Solar SLU
Joint arrangements and associates
% Ownership	6.99%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Chapitel Solar SLU
Joint arrangements and associates
% Ownership	6.99%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Fortaleza Solar SLU
Joint arrangements and associates
% Ownership	6.99%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Garita Solar SLU
Joint arrangements and associates
% Ownership	6.99%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Third parties
Joint arrangements and associates
% Ownership	65.05%
Plenitude | Foreign (outside Italy) | Joint Arrangement or Associate Seventeen [Member]
Joint arrangements and associates
Company name	Infraestructuras San Serván SET 400 SL (†)
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 90,000
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement or Associate Seventeen [Member] | Renopool 1 SLU
Joint arrangements and associates
% Ownership	42.31%
Plenitude | Foreign (outside Italy) | Joint Arrangement or Associate Seventeen [Member] | Third parties
Joint arrangements and associates
% Ownership	57.69%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Eighteen [Member]
Joint arrangements and associates
Company name	Instalaciones San Serván II 400 SL (†)
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 11,026
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Eighteen [Member] | Renopool 1 SLU
Joint arrangements and associates
% Ownership	52.38%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Eighteen [Member] | Third parties
Joint arrangements and associates
% Ownership	47.62%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Nineteen [Member]
Joint arrangements and associates
Company name	Novis Renewables Holdings Llc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $				100
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Nineteen [Member] | Eni New Energy US Inc
Joint arrangements and associates
% Ownership	49.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Nineteen [Member] | Third parties
Joint arrangements and associates
% Ownership	51.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member]
Joint arrangements and associates
Company name	Novis Renewables Llc (†)
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $				$ 100
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member] | Eni New Energy US Inc
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member]
Joint arrangements and associates
Company name	Parc Tramuntana SL (†)
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,500
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member] | Eni Plenitude Spa SB
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member]
Joint arrangements and associates
Company name	Parque Eolico Marino La Janda SL (†)
Registered office	Jerez de La Frontera (Spain)
Country of operation	Spain
Share capital	€ 3,000
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member] | Eni Plenitude Spa SB
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member]
Joint arrangements and associates
Company name	Parque Eolico Marino Nordes SL (†)
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member] | Eni Plenitude Spa SB
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member]
Joint arrangements and associates
Company name	Parque Eolico Marino Tarahal SL (†)
Registered office	Las Palmas de Gran Canaria (Spain)
Country of operation	Spain
Share capital	€ 3,000
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member] | Eni Plenitude Spa SB
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty five [Member]
Joint arrangements and associates
Company name	POW - Polish Offshore Wind-Co Sp zoo (†)
Registered office	Warsaw (Poland)
Country of operation	Poland
Share capital | zł			zł 5,000
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty five [Member] | Eni En. Solutions BV
Joint arrangements and associates
% Ownership	95.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty five [Member] | Third parties
Joint arrangements and associates
% Ownership	5.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty six [Member]
Joint arrangements and associates
Company name	Promotores Caparacena 400 SL
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty six [Member] | Ladronera Solar SLU
Joint arrangements and associates
% Ownership	8.21%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty six [Member] | Boceto Solar SLU
Joint arrangements and associates
% Ownership	7.30%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty six [Member] | Cornisa Solar SLU
Joint arrangements and associates
% Ownership	7.30%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty six [Member] | Third parties
Joint arrangements and associates
% Ownership	77.19%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty seven [Member]
Joint arrangements and associates
Company name	Tramuntana Energy LAB SL (†)
Registered office	Cerdanyola del Valles (Spain)
Country of operation	Spain
Share capital	€ 3,000
Consolidation or valuation method	Eq.
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty seven [Member] | Eni Plenitude Spa SB
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty seven [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty eight [Member]
Joint arrangements and associates
Company name	Vårgrønn AS (†)
Registered office	Stavanger (Norway)
Country of operation	Norway
Share capital | kr		kr 600,000
Consolidation or valuation method	Eq
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty eight [Member] | Eni En. Solutions BV
Joint arrangements and associates
% Ownership	65.00%
Plenitude | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty eight [Member] | Third parties
Joint arrangements and associates
% Ownership	35.00%
Power | Italy | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	Società EniPower Ferrara Srl (†)
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital	€ 140,000,000
% Equity ratio	26.01%
Consolidation or valuation method	J.O.
Power | Italy | Joint Arrangement Or Associate One [Member] | EniPower SpA
Joint arrangements and associates
% Ownership	51.00%
Power | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Joint arrangements and associates
% Ownership	49.00%